Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 31,781,196	₩ 29,596,698
Acquisitions	7,107,931	5,110,373
Business Combination	42,641	534,101
Disposals	(112,500)	(72,780)
Depreciation	(3,310,875)	(3,168,721)
Impairment loss	(274,013)	(213,183)
Others	(28,132)	(5,292)
Ending	35,206,248	31,781,196
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,103,165	2,702,715
Acquisitions	83,489	89,357
Business Combination	32,565	248,858
Disposals	(7,502)	(1,247)
Impairment loss	(5,471)
Others	83,998	63,482
Ending	3,290,244	3,103,165
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	4,174,894	4,204,450
Acquisitions	53,344	127,837
Business Combination	5,770	37,741
Disposals	(14,619)	(9,957)
Depreciation	(326,280)	(317,350)
Impairment loss	(28,614)	(11,230)
Others	563,137	143,403
Ending	4,427,632	4,174,894
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,162,927	3,131,795
Acquisitions	16,498	82,130
Business Combination	3,651	38,535
Disposals	(6,915)	(3,274)
Depreciation	(261,970)	(253,996)
Impairment loss	(28,483)	(5,084)
Others	195,816	172,821
Ending	3,081,524	3,162,927
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	16,422,830	16,420,156
Acquisitions	211,181	597,172
Business Combination		1,216
Disposals	(63,195)	(33,511)
Depreciation	(2,401,947)	(2,303,917)
Impairment loss	(202,885)	(184,706)
Others	2,573,208	1,926,420
Ending	16,539,192	16,422,830
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	52,131	46,030
Acquisitions	34,004	15,592
Business Combination		902
Disposals	(782)	(1,017)
Depreciation	(26,322)	(18,717)
Impairment loss		(123)
Others	20,564	9,464
Ending	79,595	52,131
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	90,961	77,795
Acquisitions	40,170	32,386
Business Combination		203
Disposals	(607)	(187)
Depreciation	(52,444)	(37,170)
Impairment loss	(77)	(351)
Others	50,862	18,285
Ending	128,865	90,961
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	173,345	166,162
Acquisitions	36,975	33,936
Business Combination	655	1,963
Disposals	(1,516)	(1,175)
Depreciation	(61,947)	(59,359)
Impairment loss	(63)	(1,990)
Others	42,438	33,808
Ending	189,887	173,345
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	921,198	867,746
Acquisitions	243,433	184,260
Business Combination		193,572
Disposals	(15,095)	(22,029)
Depreciation	(170,386)	(168,521)
Others	19,155	(133,830)
Ending	998,305	921,198
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	141,720	154,682
Depreciation	(9,579)	(9,691)
Others	5,190	(3,271)
Ending	137,331	141,720
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,538,025	1,825,167
Acquisitions	6,388,837	3,947,703
Business Combination		11,111
Disposals	(2,269)	(383)
Impairment loss	(8,420)	(9,699)
Others	(3,582,500)	(2,235,874)
Ending	₩ 6,333,673	₩ 3,538,025